Operating Expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of personnel expense [abstract]
Wages and salaries	€ 48,261	€ 31,684	€ 22,451
Social security contributions	13,097	8,858	7,157
Expenses for pension commitments	2,383	2,095	1,583
Employer contribution to bonus shares	1,155	1,026	1,857
Share-based payments	14,923	25,904	30,781
Total	€ 79,820	€ 69,567	€ 63,830